Allowance for Loan Losses (Rollforward of the Allowance for Loan Losses by Portfolio Segment) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	$ 10,960	$ 13,778	$ 12,571	$ 14,623
Charge-offs	(59)	(237)	(1,606)	(544)
Recoveries	94	276	280	363
Provision (credit) for loan losses	150	(500)	(100)	(1,125)
Balance at end of period	11,145	13,317	11,145	13,317
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	2,667	2,483	2,596	2,365
Charge-offs				(99)
Recoveries	20	90	31	112
Provision (credit) for loan losses	93	(221)	153	(26)
Balance at end of period	2,780	2,352	2,780	2,352
Commercial loans secured by real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	5,989	8,555	7,796	9,400
Charge-offs		(31)	(1,480)	(172)
Recoveries	34	170	142	200
Provision (credit) for loan losses	(40)	(316)	(475)	(1,050)
Balance at end of period	5,983	8,378	5,983	8,378
Real estate-mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	1,267	1,250	1,269	1,270
Charge-offs	(18)	(99)	(47)	(139)
Recoveries	12	5	67	29
Provision (credit) for loan losses	18	50	(10)	46
Balance at end of period	1,279	1,206	1,279	1,206
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	147	166	150	174
Charge-offs	(41)	(107)	(79)	(134)
Recoveries	28	11	40	22
Provision (credit) for loan losses	12	85	35	93
Balance at end of period	146	155	146	155
Allocation for general risk [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	890	1,324	760	1,414
Charge-offs
Recoveries
Provision (credit) for loan losses	67	(98)	197	(188)
Balance at end of period	$ 957	$ 1,226	$ 957	$ 1,226